Cover Page	Mar. 19, 2021	Mar. 18, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 19, 2021
Entity Registrant Name		VERITEX HOLDINGS, INC.
Entity Incorporation, State or Country Code	TX
Entity File Number	001-36682
Entity Tax Identification Number	27-0973566
Entity Address, Address Line One	8214 Westchester Drive, Suite 800
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
City Area Code		972
Local Phone Number	349-6200
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	VBTX
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001501570
Amendment Flag	false